GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated deficit	$ (8,031,286)	$ (3,989,689)
QPAGOS Corporation - Parent Company [Member]
Accumulated deficit		$ (3,989,689)	$ (1,490,185)